LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of allowance for loan losses
Balance at beginning of period	¥ 948,893	¥ 421,767	¥ 351,639
Provision for loans receivable	1,580,306	965,419	698,701
Gross write-off	1,102,422	475,352	636,766
Recoveries	30,642	37,059	8,193
Balance at end of period	¥ 1,457,419	¥ 948,893	¥ 421,767